Biological Assets and Inventory - Sensitivity Analysis of Impact on Fair Value of Biological Assets (Detail) - Sensitivity Analysis [Member]	12 Months Ended
	Dec. 31, 2018 wk $ / g g g / ml Mass	Dec. 31, 2017 wk $ / g g g / ml
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Net selling price per gram	5.58	8.50
Harvest yield per plant | g	137	182
Stage of growth | wk	6	7
Processing costs per gram	1.98	0.82
Selling costs per gram	0.43	0.97
Equivalency factor | g / ml	0.3	0.3
Bottom of Range [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Mass multipliers | Mass	30
Top of Range [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Mass multipliers | Mass	50